Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Columbia Large Cap Growth Fund (Class R)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent	[1]	26.85%	16.62%	14.60%
Columbia Large Cap Growth Fund (Institutional 3 Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Average Annual Return, Percent	[1]	27.58%	17.30%	15.30%
Columbia Large Cap Growth Fund (Institutional 2 Class)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Average Annual Return, Percent	[1]	27.50%	17.24%	15.24%
Columbia Large Cap Growth Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1]	27.48%	17.21%	15.18%
Columbia Large Cap Growth Fund - Class E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class E (including sales charges)
Average Annual Return, Percent	[1]	21.10%	15.54%	14.16%
Columbia Large Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent	[1]	25.21%	16.04%	14.03%
Columbia Large Cap Growth Fund - Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent	[1]	27.48%	17.21%	15.18%
Columbia Large Cap Growth Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent	[1]	19.86%	15.54%	14.21%
Without Sales Load [Member] | Columbia Large Cap Growth Fund - Class E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class E (excluding sales charges)
Average Annual Return, Percent	[1]	26.80%	16.61%	14.68%
Without Sales Load [Member] | Columbia Large Cap Growth Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (excluding sales charges)
Average Annual Return, Percent	[1]	26.21%	16.04%	14.03%
Without Sales Load [Member] | Columbia Large Cap Growth Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (excluding sales charges)
Average Annual Return, Percent	[1]	27.17%	16.92%	14.89%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		26.94%	18.41%	16.31%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		21.50%	14.59%	12.86%

[1]	Effective August 1, 2024, the Fund compares its performance to the Russell 1000 Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.